Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,473	42,264
Total Alternative Strategies Funds (Cost $37,377)		42,264

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	367	42,623
Total Exchange-Traded Equity Funds (Cost $28,420)		42,623

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	585	63,800
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	658	85,014
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	806	42,589
Total Exchange-Traded Fixed Income Funds (Cost $178,934)		191,403

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	15,885	164,883
Columbia Solutions Conservative Portfolio(a)	150,686	1,536,999
Total Multi-Asset/Tactical Strategies Funds (Cost $1,674,412)		1,701,882

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	88,842	88,824
Total Money Market Funds (Cost $88,831)		88,824
Total Investments in Securities (Cost: $2,007,974)		2,066,996
Other Assets & Liabilities, Net		59,940
Net Assets		2,126,936
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,685	181,047	(192,841)	(9,627)	42,264	—	10,470	22,755	2,473
Columbia Short-Term Cash Fund, 0.085%
	66,855	1,032,263	(1,010,281)	(13)	88,824	—	4	39	88,842
Columbia Solutions Aggressive Portfolio
	143,539	116,495	(75,892)	(19,259)	164,883	39,394	1,252	1,323	15,885
Columbia Solutions Conservative Portfolio
	1,115,016	716,546	(246,684)	(47,879)	1,536,999	78,931	(484)	14,991	150,686
Total	1,389,095			(76,778)	1,832,970	118,325	11,242	39,108

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2020 Fund | Third Quarter Report 2021	1

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,792	30,623
Total Alternative Strategies Funds (Cost $27,079)		30,623

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	265	30,777
Total Exchange-Traded Equity Funds (Cost $20,521)		30,777

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	423	46,132
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	476	61,499
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	583	30,806
Total Exchange-Traded Fixed Income Funds (Cost $129,376)		138,437

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	23,286	241,709
Columbia Solutions Conservative Portfolio(a)	96,923	988,617
Total Multi-Asset/Tactical Strategies Funds (Cost $1,202,736)		1,230,326

Money Market Funds 5.6%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	85,997	85,980
Total Money Market Funds (Cost $85,985)		85,980
Total Investments in Securities (Cost: $1,465,697)		1,516,143
Other Assets & Liabilities, Net		21,866
Net Assets		1,538,009
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	53,351	114,029	(128,161)	(8,596)	30,623	—	9,604	16,202	1,792
Columbia Short-Term Cash Fund, 0.085%
	56,634	350,856	(321,500)	(10)	85,980	—	2	31	85,997
Columbia Solutions Aggressive Portfolio
	233,063	87,381	(46,762)	(31,973)	241,709	57,716	5,993	1,938	23,286
Columbia Solutions Conservative Portfolio
	822,885	197,839	(3,441)	(28,666)	988,617	50,669	(43)	9,623	96,923
Total	1,165,933			(69,245)	1,346,929	108,385	15,556	27,794

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2025 Fund | Third Quarter Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,783	64,650
Total Alternative Strategies Funds (Cost $57,166)		64,650

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	561	65,155
Total Exchange-Traded Equity Funds (Cost $43,444)		65,155

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	893	97,390
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	1,005	129,846
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	1,232	65,099
Total Exchange-Traded Fixed Income Funds (Cost $280,563)		292,335

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	81,754	848,605
Columbia Solutions Conservative Portfolio(a)	171,520	1,749,509
Total Multi-Asset/Tactical Strategies Funds (Cost $2,603,826)		2,598,114

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	132,020	131,993
Total Money Market Funds (Cost $132,005)		131,993
Total Investments in Securities (Cost: $3,117,004)		3,152,247
Other Assets & Liabilities, Net		95,219
Net Assets		3,247,466
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	105,362	263,033	(289,722)	(14,023)	64,650	—	15,952	34,552	3,783
Columbia Short-Term Cash Fund, 0.085%
	107,923	1,219,231	(1,195,149)	(12)	131,993	—	(1)	57	132,020
Columbia Solutions Aggressive Portfolio
	747,451	460,021	(259,362)	(99,505)	848,605	202,034	4,363	6,784	81,754
Columbia Solutions Conservative Portfolio
	1,339,325	669,771	(209,707)	(49,880)	1,749,509	89,384	(3,707)	16,976	171,520
Total	2,300,061			(163,420)	2,794,757	291,418	16,607	58,369

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2030 Fund | Third Quarter Report 2021	3

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,453	41,924
Total Alternative Strategies Funds (Cost $37,106)		41,924

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	363	42,159
Total Exchange-Traded Equity Funds (Cost $28,111)		42,159

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	579	63,146
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	651	84,109
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	798	42,166
Total Exchange-Traded Fixed Income Funds (Cost $180,923)		189,421

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	78,956	819,555
Columbia Solutions Conservative Portfolio(a)	84,664	863,574
Total Multi-Asset/Tactical Strategies Funds (Cost $1,670,187)		1,683,129

Money Market Funds 5.1%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	107,459	107,438
Total Money Market Funds (Cost $107,447)		107,438
Total Investments in Securities (Cost: $2,023,774)		2,064,071
Other Assets & Liabilities, Net		40,275
Net Assets		2,104,346
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	69,539	166,371	(184,654)	(9,332)	41,924	—	10,447	22,300	2,453
Columbia Short-Term Cash Fund, 0.085%
	73,042	762,675	(728,270)	(9)	107,438	—	(1)	40	107,459
Columbia Solutions Aggressive Portfolio
	720,134	408,302	(212,759)	(96,122)	819,555	194,448	2,825	6,529	78,956
Columbia Solutions Conservative Portfolio
	656,882	336,438	(105,503)	(24,243)	863,574	43,923	(2,305)	8,342	84,664
Total	1,519,597			(129,706)	1,832,491	238,371	10,966	37,211

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2035 Fund | Third Quarter Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,520	43,070
Total Alternative Strategies Funds (Cost $38,137)		43,070

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	373	43,320
Total Exchange-Traded Equity Funds (Cost $28,885)		43,320

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	595	64,891
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	669	86,435
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	820	43,329
Total Exchange-Traded Fixed Income Funds (Cost $187,238)		194,655

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	110,202	1,143,894
Columbia Solutions Conservative Portfolio(a)	57,262	584,077
Total Multi-Asset/Tactical Strategies Funds (Cost $1,724,303)		1,727,971

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	89,953	89,935
Total Money Market Funds (Cost $89,943)		89,935
Total Investments in Securities (Cost: $2,068,506)		2,098,951
Other Assets & Liabilities, Net		61,598
Net Assets		2,160,549
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,953	175,718	(188,682)	(7,919)	43,070	—	8,416	22,809	2,520
Columbia Short-Term Cash Fund, 0.085%
	68,369	888,256	(866,682)	(8)	89,935	—	(1)	38	89,953
Columbia Solutions Aggressive Portfolio
	884,642	644,096	(245,636)	(139,208)	1,143,894	270,251	1,817	9,074	110,202
Columbia Solutions Conservative Portfolio
	382,361	285,975	(67,003)	(17,256)	584,077	29,566	(2,104)	5,615	57,262
Total	1,399,325			(164,391)	1,860,976	299,817	8,128	37,536

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2040 Fund | Third Quarter Report 2021	5

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,396	40,945
Total Alternative Strategies Funds (Cost $36,331)		40,945

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	355	41,230
Total Exchange-Traded Equity Funds (Cost $27,491)		41,230

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	566	61,728
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	637	82,301
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	780	41,215
Total Exchange-Traded Fixed Income Funds (Cost $178,502)		185,244

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	131,228	1,362,146
Columbia Solutions Conservative Portfolio(a)	27,570	281,211
Total Multi-Asset/Tactical Strategies Funds (Cost $1,653,130)		1,643,357

Money Market Funds 5.2%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	106,617	106,596
Total Money Market Funds (Cost $106,604)		106,596
Total Investments in Securities (Cost: $2,002,058)		2,017,372
Other Assets & Liabilities, Net		37,591
Net Assets		2,054,963
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	57,679	164,930	(174,912)	(6,752)	40,945	—	7,080	21,284	2,396
Columbia Short-Term Cash Fund, 0.085%
	64,298	935,255	(892,947)	(10)	106,596	—	(1)	40	106,617
Columbia Solutions Aggressive Portfolio
	982,826	806,644	(258,678)	(168,646)	1,362,146	320,172	864	10,750	131,228
Columbia Solutions Conservative Portfolio
	160,607	158,584	(29,074)	(8,906)	281,211	14,192	(974)	2,695	27,570
Total	1,265,410			(184,314)	1,790,898	334,364	6,969	34,769

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2045 Fund | Third Quarter Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,398	40,990
Total Alternative Strategies Funds (Cost $36,335)		40,990

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	356	41,346
Total Exchange-Traded Equity Funds (Cost $27,598)		41,346

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	567	61,837
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	638	82,430
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	781	41,268
Total Exchange-Traded Fixed Income Funds (Cost $178,801)		185,535

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	151,831	1,576,005
Columbia Solutions Conservative Portfolio(a)	6,868	70,055
Total Multi-Asset/Tactical Strategies Funds (Cost $1,666,820)		1,646,060

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	89,886	89,868
Total Money Market Funds (Cost $89,875)		89,868
Total Investments in Securities (Cost: $1,999,429)		2,003,799
Other Assets & Liabilities, Net		54,134
Net Assets		2,057,933
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	52,379	183,809	(189,000)	(6,198)	40,990	—	6,883	21,218	2,398
Columbia Short-Term Cash Fund, 0.085%
	52,774	1,385,686	(1,348,585)	(7)	89,868	—	(1)	37	89,886
Columbia Solutions Aggressive Portfolio
	1,012,980	1,236,031	(471,678)	(201,328)	1,576,005	368,544	3,704	12,374	151,831
Columbia Solutions Conservative Portfolio
	25,126	58,156	(10,719)	(2,508)	70,055	3,520	(340)	668	6,868
Total	1,143,259			(210,041)	1,776,918	372,064	10,246	34,297

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2050 Fund | Third Quarter Report 2021	7

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,577	44,044
Total Alternative Strategies Funds (Cost $39,430)		44,044

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	382	44,365
Total Exchange-Traded Equity Funds (Cost $29,582)		44,365

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	609	66,417
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	685	88,502
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	839	44,333
Total Exchange-Traded Fixed Income Funds (Cost $192,720)		199,252

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	170,374	1,768,479
Total Multi-Asset/Tactical Strategies Funds (Cost $1,815,911)		1,768,479

Money Market Funds 5.1%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	113,077	113,054
Total Money Market Funds (Cost $113,062)		113,054
Total Investments in Securities (Cost: $2,190,705)		2,169,194
Other Assets & Liabilities, Net		41,380
Net Assets		2,210,574
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	56,745	190,612	(196,914)	(6,399)	44,044	—	6,968	22,828	2,577
Columbia Short-Term Cash Fund, 0.085%
	59,892	1,332,126	(1,278,955)	(9)	113,054	—	(1)	43	113,077
Columbia Solutions Aggressive Portfolio
	1,126,086	1,266,578	(396,948)	(227,237)	1,768,479	413,682	1,761	13,890	170,374
Total	1,242,723			(233,645)	1,925,577	413,682	8,728	36,761

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2055 Fund | Third Quarter Report 2021

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,914	49,795
Total Alternative Strategies Funds (Cost $44,817)		49,795

Exchange-Traded Equity Funds 2.0%

Real Estate 2.0%
iShares U.S. Real Estate ETF	432	50,173
Total Exchange-Traded Equity Funds (Cost $34,466)		50,173

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 3.0%
iShares JPMorgan USD Emerging Markets Bond ETF	688	75,033
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	774	100,001
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	948	50,092
Total Exchange-Traded Fixed Income Funds (Cost $218,602)		225,126

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	192,356	1,996,657
Total Multi-Asset/Tactical Strategies Funds (Cost $2,042,655)		1,996,657

Money Market Funds 3.1%

Columbia Short-Term Cash Fund, 0.085%(a),(b)	77,518	77,503
Total Money Market Funds (Cost $77,503)		77,503
Total Investments in Securities (Cost: $2,418,043)		2,399,254
Other Assets & Liabilities, Net		97,789
Net Assets		2,497,043
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,444	182,562	(189,742)	(6,469)	49,795	—	6,104	23,937	2,914
Columbia Short-Term Cash Fund, 0.085%
	66,684	1,026,966	(1,016,147)	—	77,503	—	(9)	38	77,518
Columbia Solutions Aggressive Portfolio
	1,258,326	1,043,661	(78,193)	(227,137)	1,996,657	433,449	(6,652)	14,554	192,356
Total	1,388,454			(233,606)	2,123,955	433,449	(557)	38,529

(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2060 Fund | Third Quarter Report 2021	9

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3QT295_03_M01_(02/22)